Basis of preparation of the consolidated financial statements - Revision - Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature
Raw materials and consumables used	$ 1,115,797	$ 1,120,540	$ 956,909
Employee benefit expenses	262,964	279,371	234,205
Depreciation and amortization	267,189	270,456	275,036
Services, miscellaneous	349,091	220,535	122,557
Other expenses	179,784	109,115	106,446
Expenses by nature	2,174,825	2,000,017	1,695,153
Reconciliation
Cost of sales	1,888,944	1,752,825	1,504,229
Selling, general and administrative expense	159,603	154,494	144,213
Mineral exploration and project development	126,278	92,698	46,711
Expenses by nature	$ 2,174,825	2,000,017	1,695,153
Original
Expenses by nature
Raw materials and consumables used		1,120,540	956,909
Employee benefit expenses		278,285	233,755
Depreciation and amortization		270,454	275,034
Services, miscellaneous		232,165	158,388
Other expenses		17,239	32,967
Expenses by nature		1,918,683	1,657,053
Reconciliation
Cost of sales		1,681,202	1,439,101
Selling, general and administrative expense		237,481	217,952
Expenses by nature		1,918,683	1,657,053
First adoption of IFRS 15
Expenses by nature
Services, miscellaneous		(71,623)	(65,128)
Other expenses		71,623	65,128
Reconciliation
Cost of sales		71,623	65,128
Selling, general and administrative expense		(71,623)	(65,128)
Reclassification of mineral exploration and project development
Expenses by nature
Employee benefit expenses		1,086	450
Depreciation and amortization		2	2
Services, miscellaneous		59,993	29,297
Other expenses		20,253	8,351
Expenses by nature		81,334	38,100
Reconciliation
Selling, general and administrative expense		(11,364)	(8,611)
Mineral exploration and project development		92,698	46,711
Expenses by nature		$ 81,334	$ 38,100